Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	MOBILE GLOBAL ESPORTS INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT 1
Entity Central Index Key	0001886362
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE